CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents (Note 5)	$ 132.1	$ 69.7
Receivables	97.8	75.5
Prepaid expenses and other (Note 7)	48.8	33.3
Current assets	278.7	178.5
Royalty, stream and working interests, net (Note 8)	4,797.8	4,555.6
Investments and loan receivable (Note 6)	183.2	169.7
Deferred income tax assets	6.8	17.3
Other assets (Note 9)	14.1	10.7
Total assets	5,280.6	4,931.8
LIABILITIES
Accounts payable and accrued liabilities (Note 10)	41.8	23.6
Current income tax liabilities	11.6	1.4
Current liabilities	53.4	25.0
Lease liabilities	2.6
Debt (Note 11)	80.0	207.6
Deferred income tax liabilities	82.4	67.3
Total liabilities	218.4	299.9
SHAREHOLDERS' EQUITY (Note 19)
Share capital	5,390.7	5,158.3
Contributed surplus	14.2	15.6
Deficit	(164.4)	(321.7)
Accumulated other comprehensive loss	(178.3)	(220.3)
Total shareholders' equity	5,062.2	4,631.9
Total liabilities and shareholders' equity	$ 5,280.6	$ 4,931.8